Condensed Consolidating and Combining Financial Statements (Schedule of Condensed Consolidating and Combining Statements of Comprehensive Income) (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Condensed Consolidating Financial Statements
Net sales	$ 789,300,000	$ 653,100,000	$ 557,800,000	$ 540,200,000	$ 545,200,000	$ 570,000,000	[1]	$ 585,300,000	$ 504,000,000	$ 2,540,400,000	$ 2,204,500,000	$ 2,056,200,000
Cost of sales										1,337,300,000	1,179,600,000	1,091,400,000
Gross profit	400,600,000	284,300,000	262,600,000	255,600,000	252,100,000	265,800,000	[1]	273,500,000	233,500,000	1,203,100,000	1,024,900,000	964,800,000
Selling, general and administrative expenses										842,100,000	609,900,000	551,700,000
Research and development expenses										166,900,000	165,700,000	144,100,000
Separation costs										9,600,000	74,200,000	25,500,000
Restructuring charges, net										128,600,000	33,200,000	11,200,000
Non-restructuring impairment charges										355,600,000	0	0
Gain on divestiture and license										(15,600,000)	(2,900,000)	(2,900,000)
Operating income (loss)										(284,100,000)	144,800,000	235,200,000
Interest expense										(82,600,000)	(19,500,000)	(500,000)
Interest income										1,500,000	300,000	400,000
Other income (expense), net										1,800,000	800,000	1,000,000
Intercompany interest and fees										0	0
Equity in net income of subsidiaries										0	0
Income (loss) from continuing operations before income taxes										(363,400,000)	126,400,000	236,100,000
Income tax expense (benefit)										(44,800,000)	68,600,000	94,800,000
Income (loss) from continuing operations	(352,400,000)	(24,300,000)	11,700,000	46,400,000	31,200,000	(27,700,000)	[1]	34,500,000	19,800,000	(318,600,000)	57,800,000	141,300,000
Loss from discontinued operations, net of income taxes	0	200,000	(100,000)	(800,000)	2,300,000	(200,000)	[1]	(500,000)	(600,000)	(700,000)	1,000,000	(6,700,000)
Net income (loss)	(352,400,000)	(24,100,000)	11,600,000	45,600,000	33,500,000	(27,900,000)	[1]	34,000,000	19,200,000	(319,300,000)	58,800,000	134,600,000
Other comprehensive loss, net of tax										(42,800,000)	28,400,000	(13,600,000)
Comprehensive income (loss)										(362,100,000)	87,200,000	121,000,000
Mallinckrodt plc
Condensed Consolidating Financial Statements
Net sales										0	0
Cost of sales										0	0
Gross profit										0	0
Selling, general and administrative expenses										38,600,000	5,400,000
Research and development expenses										0	0
Separation costs										2,500,000	3,200,000
Restructuring charges, net										35,300,000	0
Non-restructuring impairment charges										0
Gain on divestiture and license										0	0
Operating income (loss)										(76,400,000)	(8,600,000)
Interest expense										0	0
Interest income										0	0
Other income (expense), net										30,900,000	200,000
Intercompany interest and fees										(9,000,000)	(9,500,000)
Equity in net income of subsidiaries										(264,800,000)	76,400,000
Income (loss) from continuing operations before income taxes										(319,300,000)	58,500,000
Income tax expense (benefit)										0	(300,000)
Income (loss) from continuing operations										(319,300,000)	58,800,000
Loss from discontinued operations, net of income taxes										0	0
Net income (loss)										(319,300,000)	58,800,000
Other comprehensive loss, net of tax										(42,800,000)	28,400,000
Comprehensive income (loss)										(362,100,000)	87,200,000
Mallinckrodt International Finance S.A.
Condensed Consolidating Financial Statements
Net sales										0	0
Cost of sales										0	0
Gross profit										0	0
Selling, general and administrative expenses										7,300,000	100,000
Research and development expenses										0	0
Separation costs										0	600,000
Restructuring charges, net										0	0
Non-restructuring impairment charges										0
Gain on divestiture and license										0	0
Operating income (loss)										(7,300,000)	(700,000)
Interest expense										(86,300,000)	(19,600,000)
Interest income										0	0
Other income (expense), net										0	0
Intercompany interest and fees										0	0
Equity in net income of subsidiaries										(171,200,000)	96,700,000
Income (loss) from continuing operations before income taxes										(264,800,000)	76,400,000
Income tax expense (benefit)										0	0
Income (loss) from continuing operations										(264,800,000)	76,400,000
Loss from discontinued operations, net of income taxes										0	0
Net income (loss)										(264,800,000)	76,400,000
Other comprehensive loss, net of tax										(42,800,000)	28,400,000
Comprehensive income (loss)										(307,600,000)	104,800,000
Other Subsidiaries
Condensed Consolidating Financial Statements
Net sales										2,540,400,000	2,204,500,000
Cost of sales										1,337,300,000	1,179,600,000
Gross profit										1,203,100,000	1,024,900,000
Selling, general and administrative expenses										796,200,000	604,400,000
Research and development expenses										166,900,000	165,700,000
Separation costs										7,100,000	70,400,000
Restructuring charges, net										93,300,000	33,200,000
Non-restructuring impairment charges										355,600,000
Gain on divestiture and license										(15,600,000)	(2,900,000)
Operating income (loss)										(200,400,000)	154,100,000
Interest expense										0	100,000
Interest income										5,200,000	300,000
Other income (expense), net										(29,100,000)	600,000
Intercompany interest and fees										9,000,000	9,500,000
Equity in net income of subsidiaries										(300,200,000)	0
Income (loss) from continuing operations before income taxes										(515,500,000)	164,600,000
Income tax expense (benefit)										(44,800,000)	68,900,000
Income (loss) from continuing operations										(470,700,000)	95,700,000
Loss from discontinued operations, net of income taxes										(700,000)	1,000,000
Net income (loss)										(471,400,000)	96,700,000
Other comprehensive loss, net of tax										(84,100,000)	35,700,000
Comprehensive income (loss)										(555,500,000)	132,400,000
Eliminations
Condensed Consolidating Financial Statements
Net sales										0	0
Cost of sales										0	0
Gross profit										0	0
Selling, general and administrative expenses										0	0
Research and development expenses										0	0
Separation costs										0	0
Restructuring charges, net										0	0
Non-restructuring impairment charges										0
Gain on divestiture and license										0	0
Operating income (loss)										0	0
Interest expense										3,700,000	0
Interest income										(3,700,000)	0
Other income (expense), net										0	0
Intercompany interest and fees										0	0
Equity in net income of subsidiaries										736,200,000	(173,100,000)
Income (loss) from continuing operations before income taxes										736,200,000	(173,100,000)
Income tax expense (benefit)										0	0
Income (loss) from continuing operations										736,200,000	(173,100,000)
Loss from discontinued operations, net of income taxes											0
Net income (loss)										736,200,000	(173,100,000)
Other comprehensive loss, net of tax										126,900,000	(64,100,000)
Comprehensive income (loss)										$ 863,100,000	$ (237,200,000)

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.